Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Earnings per share is computed using the treasury stock method. Stock options and SARs to purchase 4 million, 7 million, and 15 million shares of common stock were outstanding, but were excluded from the calculation of diluted earnings per share for the years ended December 31, 2022, 2021 and 2020, respectively, because their exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

The following is a reconciliation of basic and diluted earnings per share from continuing operations for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share amounts	2022	2021	2020
Numerator for earnings per share calculation:
Income from continuing operations	$4,327	$7,989	$7,201
Net (income) loss attributable to noncontrolling interests	(16)	12	(13)
Income from continuing operations attributable to CVS Health	$4,311	$8,001	$7,188

Denominator for earnings per share calculation:
Weighted average shares, basic	1,312	1,319	1,309
Restricted stock units and performance stock units	6	6	4
Stock options and SARs	5	4	1
Weighted average shares, diluted	1,323	1,329	1,314

Earnings per share from continuing operations:
Basic	$3.29	$6.07	$5.49
Diluted	$3.26	$6.02	$5.47